Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (104,285,000)	$ (120,283,000)	$ (123,074,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Impairment of other long-lived assets	0	0	4,443,000
Depreciation and amortization	43,174,000	45,338,000	48,973,000
Stock-based compensation	24,274,000	25,618,000	31,614,000
Foreign currency transaction loss (gain)	(9,085,000)	3,417,000	636,000
Loss on Sale of Investments	0	4,760,000	0
Share in net (profits) losses of associated companies	39,100,000	33,325,000	32,705,000
Revaluation of investments	4,256,000	7,994,000	5,665,000
Revaluation of contingent consideration	1,031,000	(4,897,000)	(21,408,000)
Deferred income taxes, net and uncertain tax positions	1,239,000	1,287,000	(1,764,000)
Other non-cash items, net	4,880,000	1,347,000	1,089,000
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	(17,970,000)	4,456,000	(25,653,000)
Inventories	35,351,000	9,356,000	4,571,000
Other current assets and prepaid expenses	(718,000)	3,021,000	1,553,000
Other non-current assets	8,664,000	8,647,000	11,047,000
Accounts payable	(5,331,000)	(3,677,000)	(27,445,000)
Other current liabilities	(5,438,000)	7,022,000	4,228,000
Deferred revenues	37,000	(10,003,000)	408,000
Other non-current liabilities	(4,035,000)	(8,902,000)	(9,233,000)
Net cash provided by (used in) operating activities	15,144,000	7,826,000	(61,645,000)
Cash flows from investing activities
Cash paid for business combinations, net of cash acquired	(6,071,000)	0	(72,118,000)
Purchase of property and equipment	(22,113,000)	(10,874,000)	(13,551,000)
Investments in short-term bank deposits	(273,500,000)	(170,500,000)	(111,448,000)
Proceeds from short-term bank deposits	204,000,000	170,000,000	208,815,000
Investments in non-marketable equity securities	(8,539,000)	(8,845,000)	(12,443,000)
Purchase of intangible assets	(4,943,000)	(1,840,000)	(1,476,000)
Proceeds from Sale of Long-Term Investments	0	7,190,000	0
Other investing activities	(1,065,000)	49,000	(1,613,000)
Net cash used in investing activities	(112,231,000)	(14,820,000)	(3,834,000)
Cash flows from financing activities
Proceeds from public offering, net of issuance costs	0	(1,995,000)	0
Proceeds from exercise of stock options	0	154,000	11,000
Payment of contingent consideration	(1,115,000)	(1,012,000)	(1,339,000)
Proceeds from PIPE transaction, net of issuance costs	119,291,000	0	0
Other financing activities	(204,000)	(461,000)	(188,000)
Net cash provided by (used in) financing activities	117,972,000	(3,314,000)	(1,516,000)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	3,395,000	(1,480,000)	(827,000)
Net change in cash, cash equivalents and restricted cash	24,280,000	(11,788,000)	(67,822,000)
Cash, cash equivalents and restricted cash, beginning of year	71,076,000	82,864,000	150,686,000
Cash, cash equivalents and restricted cash, end of year	95,356,000	71,076,000	82,864,000
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets:
Cash and cash equivalents	94,527,000	70,200,000	82,585,000
Restricted cash included in other current assets	829,000	876,000	279,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	95,356,000	71,076,000	82,864,000
Supplemental disclosure of cash flow information
Income taxes, net of tax refunds	2,846,000	2,300,000	2,200,000
Non-cash investing and financing activities:
Transfer of inventories to fixed assets	3,884,000	3,448,000	9,551,000
Transfer of fixed assets to inventories	22,000	4,829,000	222,000
Contingent consideration	0	0	2,472,000
Right-of-use assets obtained in exchange for new operating lease liabilities	2,936,000	20,808,000	7,142,000
Issuance of Common stock under employee stock purchase plan	5,165,000	5,610,000	5,915,000
Issuance of shares as part of Origin acquisition (Refer to Note 2)	495,000	$ 0	$ 5,202,000
Noncash or Part Noncash Acquisition, Value of Assets Acquired	$ 3,135,000